CONCESSIONS PAYABLE - Summary of leases and grants related to concession payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases and grants under IFRS 16
Leases	R$ 1,279,878	R$ 1,458,392
Grants	1,525,101	1,205,004
Leases and grants related to concession payable	2,804,979	2,663,396
Current leases and grants related to concession payable	350,719	274,774
Non-current leases and grants related to concession payable	2,454,260	2,388,622
Leases and grants related to concession payable	2,804,979	2,663,396
Rumo Malha Sul S.A. [member]
Leases and grants under IFRS 16
Leases	542,996	623,155
Rumo Malha Paulista S.A. [member]
Leases and grants under IFRS 16
Leases	539,900	508,169
Grants	732,727	590,594
Rumo Malha Oeste S.A. [member]
Leases and grants under IFRS 16
Leases	185,324	216,101
Elevacoes Portuarias [member]
Leases and grants under IFRS 16
Leases		97,046
Portofer Transporte Ferroviário Ltda. [member]
Leases and grants under IFRS 16
Leases	11,658	13,921
Malha Central S.A. [member]
Leases and grants under IFRS 16
Grants	R$ 792,374	R$ 614,410